Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the consolidated statements of income or loss and balance sheets are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2019	2018	2017
Pool revenue(1)
Scorpio MR Pool Limited	$261,727	$225,181	$217,141
Scorpio LR2 Pool Limited	260,893	188,890	136,514
Scorpio Handymax Tanker Pool Limited	103,150	82,782	78,510
Scorpio LR1 Pool Limited	66,009	46,823	13,895
Scorpio Panamax Tanker Pool Limited	—	—	1,515
Scorpio Aframax Pool Limited	—	—	1,170
Voyage expenses(2)	(2,131)	(1,290)	(1,786)
Vessel operating costs(3)	(31,732)	(34,272)	(27,601)
Administrative expenses(4)	(12,975)	(12,475)	(10,744)

(1)
These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party vessels. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

(2)	Related party expenditures included within voyage expenses in the consolidated statements of income or loss consist of the following:

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Expenses due to SCM, a related party, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the consolidated statements of income or loss. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

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Voyage expenses of $4,357 and $25,747 charged by a related party port agent during the years ended December 31, 2019 and December 31, 2018, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions. No voyage expenses were charged by this port agent during the year ended December 31, 2017.

(3)	Related party expenditures included within vessel operating costs in the consolidated statements of income or loss consist of the following:

•
Technical management fees of $30.0 million, $30.1 million, and $22.9 million charged by SSM, a related party, during the years ended December 31, 2019, 2018 and 2017 respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $138.9 million, $125.8 million, and $100.0 million during the years ended December 31, 2019, 2018 and 2017 respectively. SSM's fixed annual technical management fee is $175,000 per vessel plus certain itemized expenses in the technical management agreement.

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Insurance related expenses of $2.6 million and $4.3 million incurred through a related party insurance broker during the years ended December 31, 2018 and 2017 respectively. The amounts recorded reflect the amortization of the policy premiums, which are paid directly to the broker, who then remits the premiums to the underwriters. In 2016, an Executive Officer of the Company acquired a minority interest, which in 2018 increased to a majority interest, in an insurance broker which arranges hull and machinery and war risk insurance for certain of our owned and finance leased vessels. This broker has arranged such policies for the Company since 2010 and the extent of the coverage and the manner in which the policies are priced did not change as a result of this transaction. In September 2018, the Executive Officer disposed of their interest in the insurance broker in its entirety to a third party not affiliated with the Company.

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Vessel operating expenses of $1.7 million, $1.6 million and $0.4 million charged by a related party port agent during the years ended December 31, 2019, 2018 and 2017, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.

(4)
We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within Scorpio. The expenses incurred under this agreement were recorded in general and administrative expenses in the consolidated statement of income or loss and were as follows:

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The expense for the year ended December 31, 2019 of $13.0 million included (i) administrative fees of $11.4 million charged by SSH, (ii) restricted stock amortization of $1.1 million, which relates to the issuance of an aggregate of 221,900 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $0.2 million to SSH and $0.2 million to SCM.

•
The expense for the year ended December 31, 2018 of $12.5 million included (i) administrative fees of $11.1 million charged by SSH, (ii) restricted stock amortization of $1.3 million, which relates to the issuance of an aggregate of 114,400 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $46,535.

•
The expense for the year ended December 31, 2017 of $10.7 million included (i) administrative fees of $9.0 million charged by SSH, (ii) restricted stock amortization of $1.2 million, which relates to the issuance of an aggregate of 114,400 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $0.5 million.

We had the following balances with related parties, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2019	2018
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$74,412	$66,178
Accounts receivable and prepaid expenses (SSM) (2)	1,624	2,461
Accounts receivable and prepaid expenses (SCM) (3)	—	2,511
Other assets (pool working capital contributions) (4)	49,094	42,973
Liabilities:
Accounts payable and accrued expenses (owed to the Scorpio Pools)	3,717	66
Accounts payable and accrued expenses (SSM)	2,667	832
Accounts payable and accrued expenses (related party port agent)	361	459
Accounts payable and accrued expenses (SSH)	353	409
Accounts payable and accrued expenses (SCM)	14	389

(1)
Accounts receivable due from the Scorpio Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of December 31, 2019 and 2018 include $24.3 million and $22.9 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:

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For vessels in the Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

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For vessels in the Scorpio MR Pool and Scorpio Panamax Tanker Pool, any contributions are repaid, without interest, when such vessel has earned sufficient net revenues to cover the value of such working capital contributed.  Accordingly, we classify such amounts as current (within accounts receivable).

•
For vessels in the Scorpio LR2 Pool, Scorpio Aframax Pool and Scorpio LR1 Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from each pool. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts and are therefore classified as current.

(2)	Accounts receivable and prepaid expenses from SSM primarily relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.

(3)	Accounts receivable and prepaid expenses from SCM primarily relate to the reduction of commission rebate to 0.85% of gross revenue per charter fixture as described above.

(4)	Represents the non-current portion of working capital receivables as described above.
The table below shows key management remuneration for the years ended December 31, 2019, 2018 and 2017:

	For the year ended December 31,
In thousands of U.S. dollars	2019	2018	2017
Short-term employee benefits (salaries)	$10,821	$5,436	$6,614
Share-based compensation (1)	21,712	20,316	19,113
Total	$32,533	$25,752	$25,727

(1)	Represents the amortization of restricted stock issued under our 2013 Equity Incentive Plan as described in Note 16.